Segment information (Tables)	6 Months Ended
Jun. 30, 2013
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income before taxes

in	2Q13	1Q13	2Q12	6M13	6M12
Net revenues (CHF million)
Private Banking & Wealth Management	3,424	3,285	3,398	6,709	6,873
Investment Banking	3,400	3,945	2,751	7,345	6,710
Corporate Center	80	(131)	78	(51)	(1,488)
Noncontrolling interests without SEI	122	71	34	193	203
Net revenues	7,026	7,170	6,261	14,196	12,298
Income/(loss) before taxes (CHF million)
Private Banking & Wealth Management	917	881	977	1,798	1,928
Investment Banking	754	1,300	314	2,054	1,221
Corporate Center	(137)	(359)	(180)	(496)	(1,998)
Noncontrolling interests without SEI	105	69	20	174	178
Income/(loss) before taxes	1,639	1,891	1,131	3,530	1,329

Total assets

end of	2Q13	1Q13	4Q12	2Q12
Total assets (CHF million)
Private Banking & Wealth Management	279,340	284,588	275,683	277,922
Investment Banking	561,980	582,272	563,758	650,591
Corporate Center	74,316	75,339	80,733	110,350
Noncontrolling interests without SEI	4,267	4,419	4,106	4,592
Total assets	919,903	946,618	924,280	1,043,455
Beginning in 1Q13, segment assets exclude intra-Group balances between the segments. Prior periods have been reclassified to conform to the current presentation.